Provisions - Analysis of other provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of other provisions:
Balance at the beginning of the period	£ 943	£ 659
Charged to income statement:
Additional provisions	229	542
Unused amounts released	(18)	(9)
Used during the year	(262)	(239)
Exchange differences	12	(10)
Balance at the end of the period	£ 904	£ 943